July 11, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:     Touchstone Variable Series Trust (the “Trust”) (File Nos. 33-76566 and 811-8416)
Related N-14 Filing, File No. 333-218512

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 46 (the “Amendment”) to the Trust’s registration statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of creating four new series of the Trust: Touchstone Balanced Fund, Touchstone Bond Fund, Touchstone Common Stock Fund, and Touchstone Small Company Fund. This filing is related to the N-14 registration statement filing that was submitted to the Commission on June 5, 2017 (File No. 333-218512).

Please direct any comments or questions on this filing to the undersigned at (513) 357-6029 or to Renee Hardt of Vedder Price P.C. at (312) 609-7616.

Best regards,

/s/Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz
Counsel, Touchstone Funds